TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss carryforwards	$ 42,736	$ 19,084
Accrued expenses and others	12,261	4,165
Less: valuation allowance	(53,421)	$ (23,249)	$ (13,514)	$ (9,050)
Net deferred tax assets	$ 1,576